CONDENSED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 0	$ 240	$ 5,000
Convertible debentures, net of discounts	$ 157,003	$ 0
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	150,000,000	150,000,000	150,000,000
Common Stock, Shares Issued	66,595,379	61,131,390	59,534,226
Common Stock, Shares Outstanding	66,595,379	61,131,390	59,534,226
Series A Preferred Stock
Preferred Stock Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Shares Authorized	2,000,000	2,000,000	2,000,000
Preferred Stock Shares Issued	2,000,000	2,000,000	2,000,000
Preferred Stock Shares Outstanding	2,000,000	2,000,000	2,000,000
Series B Preferred Stock
Preferred Stock Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Shares Authorized	10,873,347	10,873,347	10,873,347
Preferred Stock Shares Issued	4,349,339	4,349,339	4,349,339
Preferred Stock Shares Outstanding	4,349,339	4,349,339	4,349,339